Post-employment benefits	12 Months Ended
Dec. 31, 2020
Post-employment benefits [Abstract]
Post-employment benefits [Text Block]

21Post-employment benefits

Employee post-employment benefit plans have been established in many countries in accordance with the legal requirements, customs and the local practice in the countries involved. The larger part of post-employment benefits are company pension plans, of which some are funded and some are unfunded. All funded post-employment benefit plans are considered to be related parties.

Most employees that take part in a company pension plan are covered by defined contribution (DC) pension plans. The main DC plans are in the Netherlands and the United States. The company also sponsors a number of defined benefit (DB) pension plans. The benefits provided by these plans are based on employees’ years of service and compensation levels.

The company also sponsors a limited number of DB retiree medical plans. The benefits provided by these plans typically cover a part of the healthcare costs after retirement. None of these plans are individually significant to the company and are therefore not further separately disclosed.

The larger funded DB and DC plans are governed by independent Trustees who have a legal obligation to protect the interests of all plan members and operate under the local regulatory framework.

The DB plans in the United States (US) and Germany (DE) make up most of the defined benefit obligation (DBO) and the net balance sheet position. The company also has DB plans in the rest of the world (Other); however these are individually not significant to the company and do not have a significantly different risk profile that would warrant separate disclosure.

The adjacent table provides a break-down of the present value of the funded and unfunded DBO, the fair value of plan assets and the net balance sheet position in the US, DE and Other.

Philips Group

Post-employment benefits

in millions of EUR

	United States		Germany		Other Countries		Total
	2019	2020	2019	2020	2019	2020	2019	2020
Present value of funded DBO	(1,738)	(568)	(630)	(649)	(317)	(304)	(2,684)	(1,521)
Present value of unfunded DBO	(148)	(141)	(351)	(344)	(166)	(147)	(666)	(633)
Total present value of DBO	(1,886)	(709)	(981)	(993)	(484)	(451)	(3,350)	(2,153)
Fair value of plan assets	1,743	613	524	543	259	247	2,526	1,403
Net balance sheet position	(143)	(95)	(457)	(450)	(224)	(205)	(824)	(750)

The significant decrease in the present value of funded DBO in the United States in 2020 is a result of a partial settlement which is described in more detail below.

The United States

The US DB pension plans are closed plans without future pension accrual. For the funding of any deficit in the US plan the Group adheres to the minimum funding requirements of the US Pension Protection Act.

The assets of the US funded pension plans are in Trusts governed by fiduciaries. The non-qualified pension plans that cover accrual above the maximum salary of the funded qualified plan are unfunded.

The company’s qualified pension commitments in the United States are covered via the Pension Benefit Guaranty Corporation (PBGC) which charges a fee to US companies providing DB pension plans. The fee is also dependent on the amount of unfunded vested liabilities.

In continued efforts to de-risk the company’s existing and ongoing DB pension plans, the company executed a lump-sum window and annuity purchase program during 2020 regarding the US funded pension plan. Both events have been recognized as a settlement with a combined loss of EUR 21 million in 2020.

Germany

The company has several DB plans in Germany which for the largest part are unfunded, meaning that after retirement the company is responsible for the benefit payments to retirees.

Due to the relatively high level of social security in Germany, the company’s pension plans mainly provide benefits for the higher earners. The plans are open for future pension accrual. Indexation is mandatory due to legal requirements. Some of the German plans have a DC design, but are accounted for as DB plans due to a legal minimum return requirement.

Company pension commitments in Germany are partly protected against employer bankruptcy via the “Pensions-Sicherungs-Verein” which charges a fee to all German companies providing pension promises.

Philips is one of the sponsors of Philips Pensionskasse VVaG in Germany, which is a multi-employer plan. The plan is classified and accounted for as a DC plan.

Risks related to DB plans

DB plans expose the company to various demographic and economic risks such as longevity risk, investment risks, currency and interest rate risk and in some cases inflation risk. The latter plays a role in the assumed wage increase but more importantly in some countries where indexation of pensions is mandatory.

The company has an active de-risking strategy in which it constantly looks for opportunities to reduce the risks associated with its DB plans. Liability-driven investment strategies, lump sum cash-out options, buy-ins, buy-outs and a change to DC are examples of the strategy. The lump-sum window and cash-out and annuity-purchase program in the US pension plan in 2020 as mentioned above are examples of that strategy.

Investment policy in our largest pension plans

Pension fund trustees are responsible for and have full discretion over the investment strategy of the plan assets. The plan assets of the Philips pension plans are invested in well diversified portfolios. The interest rate sensitivity of the fixed income portfolio is closely aligned to that of the plan’s pension liabilities for most of the plans. Any contributions from the sponsoring company are used to further increase the fixed income part of the assets. As part of the investment strategy, any improvement in the funded ratio over time is used to further decrease the interest rate mismatch between the plan assets and the pension liabilities.

Summary of pre-tax costs for post-employment benefits and reconciliations

The adjacent table contains the total of current and past service costs, administration costs and settlement results as included in Income from operations and the interest cost as included in Financial expenses.

Philips Group

Pre-tax costs for post-employment benefits

in millions of EUR

	2018	2019	2020
Defined-benefit plans	46	56	74
- included in income from operations	23	34	61
- included in financial expense	23	22	13
- included in Discontinued operations
Defined-contribution plans	327	346	366
- included in income from operations	327	346	366
- included in Discontinued operations
Post-employment benefits costs	374	401	440

Summary of the reconciliations for the DBO and plan assets

The adjacent tables contain the reconciliations for the DBO and plan assets.

Philips Group

Defined-benefit obligations

in millions of EUR

	2019	2020
Balance as of January 1	2,998	3,350
Service cost	36	39
Interest cost	99	71
Employee contributions	12	15
Actuarial (gains) / losses
- demographic assumptions	(52)	16
- financial assumptions	304	163
- experience adjustment	29	39
(Negative) past service cost	-	2
Settlements	(5)	(1,185)
Benefits paid from plan	(159)	(221)
Benefits paid directly by employer	(41)	(35)
Translation differences and other	130	(100)
Balance as of December 31	3,350	2,153

Philips Group

Plan assets

in millions of EUR

	2019	2020
Balance as of January 1	2,164	2,526
Interest income on plan assets	77	58
Admin expenses paid	(1)	(1)
Return on plan assets excluding interest income	305	268
Employee contributions	12	15
Employer contributions	28	34
Settlements	(1)	(1,205)
Benefits paid from plan	(159)	(221)
Translation differences and other	103	(71)
Balance as of December 31	2,526	1,403

Plan assets allocation

The asset allocation in the company’s DB plans at December 31 was as follows:

Philips Group

Plan assets allocation

in millions of EUR

	2019	2020
Assets quoted in active markets
- Debt securities	1,476	782
- Equity securities
- Other	209	175

Assets not quoted in active markets
- Debt securities	9	7
- Equity securities	473	133
- Other	359	307
Total assets	2,526	1,403

The plan assets in 2020 contain 32% (2019: 33%) unquoted plan assets. Plan assets in 2020 do not include property occupied by or financial instruments issued by the company.

Assumptions

The mortality tables used for the company’s largest DB plans are:

US: PRI-2012 Generational with MP2020 improvement scale + white collar adjustment
Germany: Heubeck-Richttafeln 2018 Generational

The weighted averages of the assumptions used to calculate the DBO as of December 31 were as follows:

Philips Group

Assumptions used for defined-benefit obligations in the United States, Germany and the rest of the world in %

	US		Germany		Other		Total
	2019	2020	2019	2020	2019	2020	2019	2020
Discount rate	3.1%	2.3%	0.8%	0.6%	2.6%	2.2%	2.4%	1.5%
Inflation rate	2.0%	2.0%	1.8%	1.6%	1.9%	1.7%	1.9%	1.7%
Salary increase	0.0%	0.0%	2.5%	2.5%	2.8%	2.7%	2.6%	2.5%

Sensitivity analysis

The following table illustrates the approximate impact on the DBO from movements in key assumptions. The DBO was recalculated using a change in the assumptions of 1% which overall is considered a reasonably possible change. The impact on the DBO because of changes in discount rate is normally accompanied by offsetting movements in plan assets, especially when using matching strategies.

The average duration of the DBO of the DB plans is 12 years (US: 12, DE: 11 and Other: 10) as per 31 December 2020 (2019: 11 years).

Philips Group

Sensitivity of key assumptions

in millions of EUR

	2019	2020
Increase
Discount rate (1% movement)	(340)	(226)
Inflation rate (1% movement)	113	86
Salary increase (1% movement)	23	16
Longevity1)	90	51
Decrease
Discount rate (1% movement)	401	265
Inflation rate (1% movement)	(107)	(78)
Salary increase (1% movement)	(22)	(19)
1)The mortality table (i.e. longevity) also impacts the DBO. The above sensitivity table illustrates the impact on the DBO of a further 10% decrease in the assumed rates of mortality for the company’s major plans. A 10% decrease in assumed mortality rates equals improvement of life expectancy by 0.5 - 1 year.

Cash flows and costs in 2021

The company expects considerable cash outflows in relation to post-employment benefits which are estimated to amount to EUR 429 million in 2021, consisting of:

  EUR 30 million employer contributions to funded DB plans (US: EUR 0 million, DE: EUR 15 million, Other: EUR 15 million);
  EUR 38 million cash outflows in relation to unfunded DB plans (US: EUR 9 million, DE: EUR 19 million, Other: EUR 10 million); and
  EUR 361 million employer contributions to DC plans (NL: EUR 189 million, US: EUR 122 million, Other: EUR 50 million).

The service and administration cost for 2021 is expected to amount to EUR 42 million for DB plans. The net interest cost for 2021 for the DB plans is expected to amount to EUR 8 million. The cost for DC pension plans in 2021 is equal to the expected DC cash flow.